T. ROWE PRICE Japan Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
JAPAN 100.5%
COMMON STOCKS 99.2%
AUTOMOBILES & TRANSPORTATION
EQUIPMENT 5.7%
Transportation Equipment 5.7%
Hino Motors  1,322,300 6,872
Isuzu Motors  523,300 5,740
Nippon Seiki  496,800 3,189
Suzuki Motor  384,700 12,610
Total Automobiles & Transportation Equipment 28,411
BANKS 0.5%
Banks 0.5%
Mitsubishi UFJ Financial Group  441,400 2,487
Total Banks 2,487
COMMERCIAL & WHOLESALE TRADE 0.6%
Wholesale Trade 0.6%
ITOCHU  107,700 3,135
Total Commercial & Wholesale Trade 3,135
CONSTRUCTION & MATERIALS 1.8%
Construction 1.8%
Sumitomo Densetsu  442,700 8,885
Total Construction & Materials 8,885
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 12.5%
Electric Appliances 11.9%
FANUC  50,100 8,640
Hamamatsu Photonics  150,300 6,830
Keyence  49,500 19,619
Mitsubishi Electric  1,248,800 13,180
Murata Manufacturing  139,500 8,148
Nippon Ceramic  189,400 2,980
59,397
Precision Instruments 0.6%
Shimadzu  90,100 3,206
3,206
Total Electric Appliances & Precision
Instruments 62,603
T. ROWE PRICE Japan Fund

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
FINANCIALS EX-BANKS 2.8%
Insurance 2.0%
Dai-ichi Life Holdings  146,100 2,541
Sompo Holdings  168,800 7,534
10,075
Other Financing Business 0.2%
Aruhi (1) 146,900 1,179
1,179
Securities & Commodities Futures 0.6%
WealthNavi (1)(2) 168,100 2,677
2,677
Total Financials ex-Banks 13,931
FOODS 0.8%
Foods 0.8%
Ezaki Glico  142,900 4,175
Total Foods 4,175
IT & SERVICES & OTHERS 33.0%
Communication 0.2%
SHIFT (2) 6,600 1,037
1,037
Information & Communication 18.4%
Coconala (1)(2) 165,600 739
Demae-Can (1)(2) 190,300 914
Freee (1)(2) 131,172 3,195
GMO Financial Gate (1) 15,900 1,698
GMO Payment Gateway  55,800 4,637
Hikari Tsushin  92,300 10,170
JMDC  78,200 3,891
KDDI  170,000 5,451
Medley (2) 67,900 1,692
Mercari (1)(2) 97,800 1,686
Money Forward (2) 101,700 2,637
Nippon Telegraph & Telephone  606,400 17,322
Plaid (1)(2) 43,200 123
Sansan (2) 182,488 1,835
SoftBank  1,748,600 20,218
SoftBank Group  376,100 15,799
92,007
Other Products 3.7%
Nintendo  33,500 14,981

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Pigeon  246,100 3,585
18,566
Services 10.7%
Benefit One  134,200 2,180
CyberAgent  252,600 2,521
LITALICO  38,300 726
M3  59,900 2,087
Nihon M&A Center Holdings  88,800 1,188
Oriental Land  52,600 7,986
Recruit Holdings  222,200 8,304
SMS  332,000 7,981
Solasto  1,250,200 8,027
TechnoPro Holdings  198,700 4,617
UT Group  270,600 5,270
Visional (2) 42,400 2,322
53,209
Total IT & Services & Others 164,819
MACHINERY 10.7%
Machinery 10.7%
Daikin Industries  50,300 8,822
Disco  14,600 3,567
Fujitec  241,700 5,188
Hoshizaki  772,800 23,054
Kubota  214,600 3,563
Miura  381,000 9,186
Total Machinery 53,380
PHARMACEUTICAL 9.0%
Pharmaceutical 9.0%
Astellas Pharma  420,100 6,580
Chugai Pharmaceutical  241,700 6,790
Daiichi Sankyo  410,900 10,895
Eisai  151,000 6,915
Kyowa Kirin  327,900 7,730
Takeda Pharmaceutical  204,700 6,006
Total Pharmaceutical 44,916
RAW MATERIALS & CHEMICALS 8.1%
Chemicals 5.1%
Fancl  298,300 5,686
Kansai Paint  565,100 8,126
Nippon Paint Holdings  788,200 6,025
Nippon Sanso Holdings  134,000 2,260

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Sumitomo Seika Chemicals  143,600 3,229
25,326
Pulp & Paper 3.0%
Daio Paper  1,419,200 15,196
15,196
Total Raw Materials & Chemicals 40,522
REAL ESTATE 2.7%
Real Estate 2.7%
Hoshino Resorts REIT  1,883 9,223
Industrial & Infrastructure Fund Investment (1) 1,941 2,699
Mitsui Fudosan  69,200 1,546
Total Real Estate 13,468
RETAIL TRADE 8.5%
Retail Trade 8.5%
Fast Retailing  19,000 11,506
JINS Holdings (1) 71,300 2,042
MatsukiyoCocokara  241,900 9,133
Pan Pacific International Holdings  623,100 9,702
Seven & i Holdings  180,000 7,337
Welcia Holdings  111,800 2,497
Total Retail Trade 42,217
STEEL & NONFERROUS METALS 2.5%
Iron And Steel 0.6%
Nippon Steel  193,600 2,881
2,881
Nonferrous Metals 1.9%
Sumitomo Electric Industries  858,300 9,569
9,569
Total Steel & Nonferrous Metals 12,450
Total Common Stocks 495,399
CONVERTIBLE PREFERRED STOCKS 1.3%
IT & SERVICES & OTHERS 1.3%
Information & Communication 1.3%
Andpad, Series D, Acquisition Date: 7/21/22, Cost
$725 (2)(3)(4) 17,240 750
Atama Plus, Series C, Acquisition Date: 7/20/21, Cost
$4,550 (2)(3)(4) 5,393 2,805
Datax, Series E, Acquisition Date: 7/14/21, Cost
$4,542 (2)(3)(4) 11,236 3,115

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Finc Technologies, Series E, Acquisition Date: 12/18/19,
Cost $3,650 (2)(3)(4) 232,019 36
Total IT & Services & Others 6,706
Total Convertible Preferred Stocks 6,706
Total Japan (Cost $452,354) 502,105
SHORT-TERM INVESTMENTS 0.3%
MONEY MARKET FUNDS 0.3%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 1,525,551 1,526
Total Short-Term Investments (Cost $1,526) 1,526
SECURITIES LENDING COLLATERAL
2.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.2%
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 2.03% (5)(6) 10,864,022 10,864
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 10,864
Total Securities Lending Collateral (Cost $10,864) 10,864
Total Investments in Securities 103.0%
(Cost $464,744) $ 514,495
Other Assets Less Liabilities (3.0)% (14,915)
Net Assets 100.0% $ 499,580
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2022.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$6,706 and represents 1.3% of net assets.

T. ROWE PRICE Japan Fund

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(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — $ — $ 12++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 12+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 7,302  ¤  ¤ $ 12,390
T. Rowe Price Short-Term Fund 62,698  ¤  ¤ —
Total $ 12,390^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $12 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $12,390.

T. ROWE PRICE Japan Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Japan Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Japan Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Japan Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
July 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at July 31, 2022, totaled $(2,926,000) for the period ended
July 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 495,399 $ — $ 495,399
Convertible Preferred Stocks — — 6,706 6,706
Short-Term Investments 1,526 — — 1,526
Securities Lending Collateral 10,864 — — 10,864
Total $ 12,390 $ 495,399 $ 6,706 $ 514,495
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
7/31/22
Investment in Securities
Convertible Preferred Stocks $ 8,907 $ (2,926) $ 725 $ 6,706

T. ROWE PRICE Japan Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F62-054Q3 07/22